Long-term debt - Narrative (Details) $ in Billions	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
Notes and debentures that mature in 2020	$ 4.0
Notes and debentures that mature in 2021	5.9
Notes and debentures that mature in 2022	2.3
Notes and debentures that mature in 2023	5.5
Notes and debentures that mature in 2024	$ 2.5